THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
MAY 15, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2004.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  03/31/03

Check here if Amendment [X]; Amendment Number: 3
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       MAY 21, 2004
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $104,361 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

GENERAL MTRS CORP             CL H NEW           370442832     39200    3500000  SHR         SOLE         3500000     0     0
AIRBORNE INC                  COM                009269101     23326    1189500  SHR         SOLE         1189500     0     0
PRICE COMMUNICATIONS CORP     COM NEW            741437305     20344    1701000  SHR         SOLE         1701000     0     0
DREYERS GRAND ICE CREAM INC   COM                261878102     12651     182500  SHR         SOLE          182500     0     0
ENZON PHARMACEUTICALS INC     COM                293904108      4560     401800  SHR         SOLE          401800     0     0
MEDQUIST INC                  COM                584949101      2133     125000  SHR         SOLE          125000     0     0
GAMESTOP CORP                 CL A               36466R101      1369     114100  SHR         SOLE          114100     0     0
MEDIA ARTS GROUP INC          COM                58439C102       778     275000  SHR         SOLE          275000     0     0

